Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 46.3% of Net Assets
	Aerospace & Defense — 1.1%
217	AAR Corp.(a)	$15,003
684	Boeing Co.(a)	114,803
203	General Electric Co.	32,850
43	L3Harris Technologies, Inc.	9,204
39	Lockheed Martin Corp.	18,132
89	Moog, Inc., Class A	14,157
13	Northrop Grumman Corp.	6,305
136	RTX Corp.	13,807
		224,261
	Air Freight & Logistics — 0.3%
291	Expeditors International of Washington, Inc.	32,391
30	FedEx Corp.	7,854
173	GXO Logistics, Inc.(a)	8,591
84	United Parcel Service, Inc., Class B	12,388
		61,224
	Automobile Components — 0.5%
40	Aptiv PLC(a)	2,840
906	BorgWarner, Inc.	29,690
599	Dana, Inc.	7,445
586	Magna International, Inc.	28,011
689	Mobileye Global, Inc., Class A(a)	18,982
144	Visteon Corp.(a)	15,931
		102,899
	Automobiles — 1.1%
1,956	General Motors Co.	87,101
775	Tesla, Inc.(a)	142,042
83	Thor Industries, Inc.	8,252
		237,395
	Banks — 2.6%
363	Ameris Bancorp	17,235
941	Banc of California, Inc.	12,882
2,238	Bank of America Corp.	82,829
1,330	Citigroup, Inc.	81,569
129	Citizens Financial Group, Inc.	4,400
206	East West Bancorp, Inc.	15,345
24	First Citizens BancShares, Inc., Class A	40,482
657	First Financial Bancorp	14,526
1,689	FNB Corp.	22,531
1,088	Fulton Financial Corp.	18,007
368	International Bancshares Corp.	20,479
334	JPMorgan Chase & Co.	64,041
98	PNC Financial Services Group, Inc.	15,020
167	Regions Financial Corp.	3,218
1,058	Truist Financial Corp.	39,728
208	U.S. Bancorp	8,451
346	Webster Financial Corp.	15,165
1,203	Wells Fargo & Co.	71,362
		547,270
	Beverages — 0.8%
65	Boston Beer Co., Inc., Class A(a)	18,097
429	Coca-Cola Co.	26,499
185	Keurig Dr Pepper, Inc.	6,235
1,512	Monster Beverage Corp.(a)	80,816
144	PepsiCo, Inc.	25,331
		156,978
	Biotechnology — 1.0%
148	AbbVie, Inc.	24,071
267	Alnylam Pharmaceuticals, Inc.(a)	38,435
40	Amgen, Inc.	10,958
Shares	Description	Value (†)
	Biotechnology — continued
302	CRISPR Therapeutics AG(a)	$16,003
201	Gilead Sciences, Inc.	13,105
182	Halozyme Therapeutics, Inc.(a)	6,934
75	Incyte Corp.(a)	3,904
103	Neurocrine Biosciences, Inc.(a)	14,167
67	Regeneron Pharmaceuticals, Inc.(a)	59,674
31	United Therapeutics Corp.(a)	7,264
13	Vertex Pharmaceuticals, Inc.(a)	5,106
		199,621
	Broadline Retail — 1.2%
243	Alibaba Group Holding Ltd., ADR	18,188
1,182	Amazon.com, Inc.(a)	206,850
503	eBay, Inc.	25,925
		250,963
	Building Products — 0.6%
46	Carlisle Cos., Inc.	17,860
105	Carrier Global Corp.	6,456
362	Fortune Brands Innovations, Inc.	26,462
36	Lennox International, Inc.	16,683
448	Masco Corp.	30,666
114	Owens Corning	19,176
116	Trex Co., Inc.(a)	10,272
		127,575
	Capital Markets — 2.8%
983	Bank of New York Mellon Corp.	55,530
45	BlackRock, Inc.	33,959
68	Cboe Global Markets, Inc.	12,318
1,071	Charles Schwab Corp.	79,200
92	CME Group, Inc.	19,287
74	FactSet Research Systems, Inc.	30,850
113	Goldman Sachs Group, Inc.	48,218
567	Intercontinental Exchange, Inc.	73,007
295	Janus Henderson Group PLC	9,210
371	KKR & Co., Inc.	34,529
51	Moody's Corp.	18,887
97	Morgan Stanley	8,812
60	MSCI, Inc.	27,947
300	Nasdaq, Inc.	17,955
31	Northern Trust Corp.	2,554
48	S&P Global, Inc.	19,960
460	SEI Investments Co.	30,337
622	State Street Corp.	45,089
30	T. Rowe Price Group, Inc.	3,287
57	Virtus Investment Partners, Inc.	12,501
		583,437
	Chemicals — 0.8%
14	Air Products & Chemicals, Inc.	3,309
169	Celanese Corp.	25,960
948	Corteva, Inc.	51,315
47	DuPont de Nemours, Inc.	3,407
66	Ecolab, Inc.	14,926
160	HB Fuller Co.	11,954
114	Innospec, Inc.	13,680
56	Linde PLC	24,694
136	Minerals Technologies, Inc.	9,913
21	Sherwin-Williams Co.	6,292
78	Stepan Co.	6,473
		171,923

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
82	MSA Safety, Inc.	$14,793
28	Waste Management, Inc.	5,824
		20,617
	Communications Equipment — 0.2%
195	Ciena Corp.(a)	9,015
410	Cisco Systems, Inc.	19,262
56	F5, Inc.(a)	9,257
21	Motorola Solutions, Inc.	7,122
		44,656
	Construction & Engineering — 0.2%
281	AECOM	25,953
48	Comfort Systems USA, Inc.	14,852
		40,805
	Construction Materials — 0.1%
23	Martin Marietta Materials, Inc.	13,503
56	Vulcan Materials Co.	14,427
		27,930
	Consumer Finance — 1.0%
1,927	Ally Financial, Inc.	73,900
253	American Express Co.	59,210
479	Capital One Financial Corp.	68,703
113	Synchrony Financial	4,970
		206,783
	Consumer Staples Distribution & Retail — 1.0%
162	BJ's Wholesale Club Holdings, Inc.(a)	12,098
37	Casey's General Stores, Inc.	11,825
38	Costco Wholesale Corp.	27,470
1,734	Kroger Co.	96,029
211	Sprouts Farmers Market, Inc.(a)	13,932
35	Target Corp.	5,634
531	Walmart, Inc.	31,515
		198,503
	Containers & Packaging — 0.1%
37	Ball Corp.	2,574
165	Crown Holdings, Inc.	13,542
265	Sonoco Products Co.	14,853
		30,969
	Distributors — 0.0%
36	Genuine Parts Co.	5,660
	Diversified Consumer Services — 0.1%
97	Grand Canyon Education, Inc.(a)	12,612
199	Service Corp. International	14,270
		26,882
	Diversified REITs — 0.1%
477	American Assets Trust, Inc.	10,184
	Diversified Telecommunication Services — 0.3%
1,245	AT&T, Inc.	21,028
427	Iridium Communications, Inc.	13,147
653	Verizon Communications, Inc.	25,787
		59,962
	Electric Utilities — 0.4%
290	Alliant Energy Corp.	14,442
240	Evergy, Inc.	12,588
174	Eversource Energy	10,548
119	Exelon Corp.	4,472
143	FirstEnergy Corp.	5,482
109	IDACORP, Inc.	10,331
319	PPL Corp.	8,760
156	Xcel Energy, Inc.	8,382
		75,005
Shares	Description	Value (†)
	Electrical Equipment — 0.4%
72	Eaton Corp. PLC	$22,915
144	Emerson Electric Co.	15,520
50	GE Vernova, Inc.(a)	7,686
246	nVent Electric PLC	17,729
90	Regal Rexnord Corp.	14,523
		78,373
	Electronic Equipment, Instruments & Components — 0.5%
125	Advanced Energy Industries, Inc.	11,980
113	Amphenol Corp., Class A	13,647
262	Avnet, Inc.	12,804
211	Cognex Corp.	8,765
60	Corning, Inc.	2,003
665	Knowles Corp.(a)	10,527
41	Littelfuse, Inc.	9,456
214	TE Connectivity Ltd.	30,277
16	Teledyne Technologies, Inc.(a)	6,103
14	Zebra Technologies Corp., Class A(a)	4,404
		109,966
	Energy Equipment & Services — 0.2%
352	ChampionX Corp.	11,817
754	NOV, Inc.	13,941
183	Schlumberger NV	8,689
		34,447
	Entertainment — 1.3%
62	Electronic Arts, Inc.	7,863
206	Netflix, Inc.(a)	113,432
33	Take-Two Interactive Software, Inc.(a)	4,713
1,003	Walt Disney Co.	111,433
3,963	Warner Bros Discovery, Inc.(a)	29,167
		266,608
	Financial Services — 1.7%
354	Block, Inc.(a)	25,842
421	Fiserv, Inc.(a)	64,274
207	Global Payments, Inc.	25,413
25	Jack Henry & Associates, Inc.	4,067
53	Mastercard, Inc., Class A	23,914
1,069	MGIC Investment Corp.	21,679
442	PayPal Holdings, Inc.(a)	30,021
501	Visa, Inc., Class A	134,574
252	Voya Financial, Inc.	17,176
57	WEX, Inc.(a)	12,042
		359,002
	Food Products — 0.5%
128	Campbell Soup Co.	5,851
149	Darling Ingredients, Inc.(a)	6,313
245	General Mills, Inc.	17,263
39	Hershey Co.	7,563
109	Ingredion, Inc.	12,490
160	Kellanova	9,258
477	Kraft Heinz Co.	18,417
97	McCormick & Co., Inc.	7,378
276	Mondelez International, Inc., Class A	19,855
		104,388
	Gas Utilities — 0.2%
89	Atmos Energy Corp.	10,493
300	New Jersey Resources Corp.	13,107
258	ONE Gas, Inc.	16,646
		40,246
	Ground Transportation — 0.3%
341	CSX Corp.	11,328

Shares	Description	Value (†)
	Ground Transportation — continued
56	Norfolk Southern Corp.	$12,898
78	Ryder System, Inc.	9,504
24	Saia, Inc.(a)	9,524
75	Uber Technologies, Inc.(a)	4,970
34	Union Pacific Corp.	8,063
99	XPO, Inc.(a)	10,639
		66,926
	Health Care Equipment & Supplies — 0.9%
205	Abbott Laboratories	21,724
15	Align Technology, Inc.(a)	4,236
712	Baxter International, Inc.	28,743
52	Becton Dickinson & Co.	12,199
65	Edwards Lifesciences Corp.(a)	5,504
27	GE HealthCare Technologies, Inc.	2,059
101	Intuitive Surgical, Inc.(a)	37,433
138	LeMaitre Vascular, Inc.	8,942
181	Medtronic PLC	14,523
177	Merit Medical Systems, Inc.(a)	13,116
43	Penumbra, Inc.(a)	8,448
34	Shockwave Medical, Inc.(a)	11,226
10	Solventum Corp.(a)	650
25	Stryker Corp.	8,413
		177,216
	Health Care Providers & Services — 1.2%
167	Acadia Healthcare Co., Inc.(a)	12,348
79	Cardinal Health, Inc.	8,140
813	Centene Corp.(a)	59,398
27	Chemed Corp.	15,336
53	Cigna Group	18,923
556	CVS Health Corp.	37,647
37	Elevance Health, Inc.	19,558
15	HCA Healthcare, Inc.	4,647
151	HealthEquity, Inc.(a)	11,915
78	Henry Schein, Inc.(a)	5,404
8	Humana, Inc.	2,417
25	Laboratory Corp. of America Holdings	5,034
14	McKesson Corp.	7,521
292	Select Medical Holdings Corp.	8,284
77	UnitedHealth Group, Inc.	37,245
		253,817
	Health Care Technology — 0.3%
1,127	Doximity, Inc., Class A(a)	27,375
200	Veeva Systems, Inc., Class A(a)	39,712
		67,087
	Hotel & Resort REITs — 0.0%
184	Host Hotels & Resorts, Inc.	3,472
	Hotels, Restaurants & Leisure — 0.9%
325	Aramark	10,241
3	Booking Holdings, Inc.	10,356
3	Chipotle Mexican Grill, Inc.(a)	9,479
120	Marriott Vacations Worldwide Corp.	11,533
79	McDonald's Corp.	21,570
530	Starbucks Corp.	46,900
271	Travel & Leisure Co.	11,799
45	Wingstop, Inc.	17,316
499	Yum China Holdings, Inc.	18,218
207	Yum! Brands, Inc.	29,239
		186,651
	Household Durables — 0.3%
265	KB Home	17,161
Shares	Description	Value (†)
	Household Durables — continued
104	Meritage Homes Corp.	$17,237
96	PulteGroup, Inc.	10,696
341	Taylor Morrison Home Corp.(a)	19,100
		64,194
	Household Products — 0.4%
166	Church & Dwight Co., Inc.	17,910
65	Colgate-Palmolive Co.	5,975
399	Energizer Holdings, Inc.	11,459
300	Procter & Gamble Co.	48,960
		84,304
	Independent Power & Renewable Electricity Producers — 0.1%
379	AES Corp.	6,784
924	Clearway Energy, Inc., Class A	20,060
		26,844
	Industrial Conglomerates — 0.1%
41	3M Co.	3,957
120	Honeywell International, Inc.	23,127
		27,084
	Industrial REITs — 0.1%
76	Prologis, Inc.	7,756
374	Rexford Industrial Realty, Inc.	16,011
		23,767
	Insurance — 1.6%
34	Allstate Corp.	5,782
821	American International Group, Inc.	61,830
116	Arch Capital Group Ltd.(a)	10,851
71	Arthur J Gallagher & Co.	16,663
36	Assurant, Inc.	6,278
292	Assured Guaranty Ltd.	22,396
52	Chubb Ltd.	12,929
191	First American Financial Corp.	10,232
115	Hanover Insurance Group, Inc.	14,929
122	Hartford Financial Services Group, Inc.	11,821
49	Marsh & McLennan Cos., Inc.	9,772
89	Prudential Financial, Inc.	9,833
255	Reinsurance Group of America, Inc.	47,682
165	Selective Insurance Group, Inc.	16,772
90	Travelers Cos., Inc.	19,094
218	Willis Towers Watson PLC	54,749
		331,613
	Interactive Media & Services — 2.3%
746	Alphabet, Inc., Class A(a)	121,434
1,136	Alphabet, Inc., Class C(a)	187,031
369	Meta Platforms, Inc., Class A	158,733
311	Yelp, Inc.(a)	12,514
328	ZoomInfo Technologies, Inc.(a)	5,202
		484,914
	IT Services — 0.5%
61	Accenture PLC, Class A	18,356
178	Cognizant Technology Solutions Corp., Class A	11,691
175	GoDaddy, Inc., Class A(a)	21,416
130	International Business Machines Corp.	21,606
486	Shopify, Inc., Class A(a)	34,117
		107,186
	Leisure Products — 0.1%
578	Mattel, Inc.(a)	10,589
135	YETI Holdings, Inc.(a)	4,822
		15,411

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.8%
35	Agilent Technologies, Inc.	$4,796
133	Danaher Corp.	32,801
218	Illumina, Inc.(a)	26,825
278	IQVIA Holdings, Inc.(a)	64,432
61	Repligen Corp.(a)	10,016
40	Thermo Fisher Scientific, Inc.	22,749
		161,619
	Machinery — 1.2%
83	AGCO Corp.	9,478
28	Caterpillar, Inc.	9,368
50	Chart Industries, Inc.(a)	7,203
10	Cummins, Inc.	2,825
210	Deere & Co.	82,196
70	Dover Corp.	12,551
100	Fortive Corp.	7,527
263	Graco, Inc.	21,093
23	Illinois Tool Works, Inc.	5,614
185	ITT, Inc.	23,928
111	Oshkosh Corp.	12,462
20	Parker-Hannifin Corp.	10,898
131	SPX Technologies, Inc.(a)	15,957
184	Terex Corp.	10,313
161	Toro Co.	14,102
		245,515
	Media — 0.7%
181	Charter Communications, Inc., Class A(a)	46,325
1,366	Comcast Corp., Class A	52,058
345	Interpublic Group of Cos., Inc.	10,502
239	Liberty Broadband Corp., Class C(a)	11,885
158	Omnicom Group, Inc.	14,669
		135,439
	Metals & Mining — 0.3%
249	Alcoa Corp.	8,750
626	Cleveland-Cliffs, Inc.(a)	10,579
183	Commercial Metals Co.	9,835
164	Newmont Corp.	6,665
57	Reliance, Inc.	16,229
234	U.S. Steel Corp.	8,541
		60,599
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,311	Annaly Capital Management, Inc.	24,568
528	KKR Real Estate Finance Trust, Inc.	4,969
		29,537
	Multi-Utilities — 0.1%
131	Consolidated Edison, Inc.	12,366
49	DTE Energy Co.	5,406
30	WEC Energy Group, Inc.	2,479
		20,251
	Office REITs — 0.4%
661	COPT Defense Properties	15,844
459	Douglas Emmett, Inc.	6,293
1,967	Easterly Government Properties, Inc.	22,995
561	Highwoods Properties, Inc.	14,698
404	Kilroy Realty Corp.	13,655
		73,485
	Oil, Gas & Consumable Fuels — 2.3%
917	Antero Midstream Corp.	12,691
246	Antero Resources Corp.(a)	8,366
1,493	APA Corp.	46,940
210	Chevron Corp.	33,867
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
422	CNX Resources Corp.(a)	$9,925
632	ConocoPhillips	79,392
164	Devon Energy Corp.	8,394
28	Diamondback Energy, Inc.	5,632
524	EOG Resources, Inc.	69,236
460	Exxon Mobil Corp.	54,404
39	Hess Corp.	6,142
184	HF Sinclair Corp.	9,982
584	Kinder Morgan, Inc.	10,676
105	ONEOK, Inc.	8,308
286	Ovintiv, Inc.	14,677
413	Phillips 66	59,146
320	Range Resources Corp.	11,491
1,214	Southwestern Energy Co.(a)	9,093
45	Valero Energy Corp.	7,194
211	Williams Cos., Inc.	8,094
		473,650
	Passenger Airlines — 0.3%
1,179	Delta Air Lines, Inc.	59,033
	Personal Care Products — 0.2%
55	elf Beauty, Inc.(a)	8,939
21	Estee Lauder Cos., Inc., Class A	3,081
1,615	Kenvue, Inc.	30,394
		42,414
	Pharmaceuticals — 1.2%
324	Bristol-Myers Squibb Co.	14,237
33	Eli Lilly & Co.	25,776
79	Jazz Pharmaceuticals PLC(a)	8,749
314	Johnson & Johnson	45,401
273	Merck & Co., Inc.	35,277
186	Novartis AG, ADR	18,066
382	Novo Nordisk AS, ADR	49,014
181	Perrigo Co. PLC	5,912
690	Pfizer, Inc.	17,678
567	Roche Holding AG, ADR	16,908
81	Zoetis, Inc.	12,899
		249,917
	Professional Services — 0.3%
27	Automatic Data Processing, Inc.	6,531
35	Equifax, Inc.	7,707
267	Exponent, Inc.	24,540
151	Korn Ferry	9,169
56	Leidos Holdings, Inc.	7,852
28	Paychex, Inc.	3,327
60	Paylocity Holding Corp.(a)	9,309
		68,435
	Real Estate Management & Development — 0.3%
672	CBRE Group, Inc., Class A(a)	58,390
75	Jones Lang LaSalle, Inc.(a)	13,553
		71,943
	Residential REITs — 0.1%
39	AvalonBay Communities, Inc.	7,393
58	Camden Property Trust	5,782
		13,175
	Retail REITs — 0.2%
1,090	Brixmor Property Group, Inc.	24,089
371	NNN REIT, Inc.	15,037
37	Simon Property Group, Inc.	5,199
		44,325

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.6%
79	Advanced Micro Devices, Inc.(a)	$12,512
89	Analog Devices, Inc.	17,854
47	Applied Materials, Inc.	9,337
480	ARM Holdings PLC, ADR(a)	48,581
19	Broadcom, Inc.	24,705
537	Intel Corp.	16,362
162	Lattice Semiconductor Corp.(a)	11,113
84	Micron Technology, Inc.	9,489
166	MKS Instruments, Inc.	19,751
306	NVIDIA Corp.	264,390
63	Onto Innovation, Inc.(a)	11,686
54	Qorvo, Inc.(a)	6,309
323	QUALCOMM, Inc.	53,570
60	Silicon Laboratories, Inc.(a)	7,289
104	Synaptics, Inc.(a)	9,356
102	Texas Instruments, Inc.	17,995
		540,299
	Software — 3.2%
23	Adobe, Inc.(a)	10,645
17	ANSYS, Inc.(a)	5,523
307	Autodesk, Inc.(a)	65,345
29	Cadence Design Systems, Inc.(a)	7,993
230	Dynatrace, Inc.(a)	10,421
15	Intuit, Inc.	9,384
87	Manhattan Associates, Inc.(a)	17,927
494	Microsoft Corp.	192,329
1,046	Oracle Corp.	118,983
20	Palo Alto Networks, Inc.(a)	5,818
42	PTC, Inc.(a)	7,452
61	Qualys, Inc.(a)	9,999
41	Roper Technologies, Inc.	20,970
367	Salesforce, Inc.	98,701
18	ServiceNow, Inc.(a)	12,480
53	SPS Commerce, Inc.(a)	9,215
18	Synopsys, Inc.(a)	9,551
19	Tyler Technologies, Inc.(a)	8,769
186	Workday, Inc., Class A(a)	45,520
		667,025
	Specialized REITs — 0.1%
20	American Tower Corp.	3,431
37	Crown Castle, Inc.	3,470
23	Digital Realty Trust, Inc.	3,192
8	Equinix, Inc.	5,689
113	Weyerhaeuser Co.	3,409
		19,191
	Specialty Retail — 0.7%
63	Abercrombie & Fitch Co., Class A(a)	7,656
37	Asbury Automotive Group, Inc.(a)	7,779
81	Burlington Stores, Inc.(a)	14,575
56	Dick's Sporting Goods, Inc.	11,253
57	Five Below, Inc.(a)	8,341
116	Floor & Decor Holdings, Inc., Class A(a)	12,798
79	Home Depot, Inc.	26,403
35	Lithia Motors, Inc.	8,903
48	Lowe's Cos., Inc.	10,944
44	Ross Stores, Inc.	5,700
199	TJX Cos., Inc.	18,724
59	Williams-Sonoma, Inc.	16,920
		149,996
	Technology Hardware, Storage & Peripherals — 0.5%
572	Apple, Inc.	97,429
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
208	Hewlett Packard Enterprise Co.	$3,536
126	HP, Inc.	3,539
59	NetApp, Inc.	6,030
		110,534
	Textiles, Apparel & Luxury Goods — 0.2%
69	Crocs, Inc.(a)	8,581
8	Deckers Outdoor Corp.(a)	6,548
105	PVH Corp.	11,424
29	Ralph Lauren Corp.	4,746
1,858	Under Armour, Inc., Class A(a)	12,504
1,041	Under Armour, Inc., Class C(a)	6,787
		50,590
	Trading Companies & Distributors — 0.1%
76	GATX Corp.	9,299
48	Watsco, Inc.	21,491
		30,790
	Water Utilities — 0.1%
117	American States Water Co.	8,289
29	American Water Works Co., Inc.	3,547
250	Essential Utilities, Inc.	9,145
		20,981
	Total Common Stocks (Identified Cost $8,590,488)	9,663,761

Principal Amount
Bonds and Notes — 12.5%
	Apartment REITs — 0.0%
$11,000	Essex Portfolio LP, 3.000%, 1/15/2030	9,529
	Automotive — 0.4%
30,000	Cummins, Inc., 5.150%, 2/20/2034	29,452
34,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	32,891
7,000	Lear Corp., 4.250%, 5/15/2029	6,568
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,136
		79,047
	Banking — 1.5%
18,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	16,708
32,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	29,949
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	26,559
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,518
22,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	21,576
27,000	KeyCorp, MTN, 2.550%, 10/01/2029	22,403
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,192
14,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	12,785
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,415
30,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	28,208
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,631
12,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	11,924
11,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,996
19,000	State Street Corp., 2.400%, 1/24/2030	16,380
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	9,688
39,000	Westpac Banking Corp., 2.350%, 2/19/2025	38,000
		314,932

Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$25,000	BlackRock, Inc., 2.400%, 4/30/2030	$21,447
37,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	23,564
		45,011
	Building Materials — 0.2%
22,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	19,559
24,000	Owens Corning, 3.950%, 8/15/2029	22,315
		41,874
	Chemicals — 0.1%
31,000	Ecolab, Inc., 2.125%, 2/01/2032	24,979
5,000	LYB International Finance BV, 5.250%, 7/15/2043	4,452
		29,431
	Consumer Products — 0.1%
11,000	Procter & Gamble Co., 3.000%, 3/25/2030	9,916
	Diversified Manufacturing — 0.2%
31,000	Eaton Corp., 4.150%, 3/15/2033	28,499
12,000	Emerson Electric Co., 2.000%, 12/21/2028	10,489
		38,988
	Electric — 0.5%
12,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	10,589
30,000	Entergy Corp., 0.900%, 9/15/2025	28,127
23,000	Exelon Corp., 4.050%, 4/15/2030	21,228
28,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	23,242
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,641
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,809
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,110
		113,746
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	11,674
21,000	Waste Management, Inc., 2.950%, 6/01/2041	14,956
		26,630
	Finance Companies — 0.2%
17,000	Ares Capital Corp., 3.250%, 7/15/2025	16,394
19,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	17,053
		33,447
	Food & Beverage — 0.4%
27,000	Coca-Cola Co., 1.450%, 6/01/2027	24,303
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,625
18,000	Mondelez International, Inc., 2.750%, 4/13/2030	15,591
30,000	PepsiCo, Inc., 2.750%, 3/19/2030	26,375
		89,894
	Government Owned - No Guarantee — 0.2%
14,000	Equinor ASA, 3.625%, 4/06/2040	11,163
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	38,487
		49,650
	Health Care REITs — 0.1%
13,000	Welltower OP LLC, 2.800%, 6/01/2031	10,873
	Health Insurance — 0.2%
23,000	Elevance Health, Inc., 4.101%, 3/01/2028	22,024
18,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	18,516
		40,540
	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,630
14,000	CVS Health Corp., 4.300%, 3/25/2028	13,434
11,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	10,801
Principal Amount	Description	Value (†)
	Healthcare — continued
$15,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$14,155
16,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	13,852
		59,872
	Integrated Energy — 0.2%
27,000	Exxon Mobil Corp., 2.992%, 3/19/2025	26,445
17,000	Shell International Finance BV, 6.375%, 12/15/2038	18,372
		44,817
	Life Insurance — 0.2%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,074
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,051
19,000	MetLife, Inc., 5.375%, 7/15/2033	18,859
		38,984
	Media Entertainment — 0.1%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,691
	Metals & Mining — 0.1%
23,000	Nucor Corp., 3.125%, 4/01/2032	19,626
	Mortgage Related — 3.2%
22,406	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	16,944
56,603	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	44,922
86,936	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	71,898
65,245	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	56,292
4,554	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	4,078
123,569	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	93,617
99,947	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	79,414
83,197	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	69,187
55,324	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	47,804
55,304	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	49,541
42,419	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	39,123
22,972	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	19,547
12,673	Government National Mortgage Association, 4.000%, 8/20/2053	11,487
11,721	Government National Mortgage Association, 5.000%, 7/20/2053	11,223
60,705	Government National Mortgage Association, 5.500%, 4/20/2053	59,570
		674,647
	Office REITs — 0.2%
29,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	27,986
13,000	Boston Properties LP, 2.750%, 10/01/2026	12,033
		40,019
	Oil Field Services — 0.1%
16,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	14,931
13,000	Schlumberger Investment SA, 4.850%, 5/15/2033	12,577
		27,508
	Other REITs — 0.1%
17,000	Prologis LP, 1.250%, 10/15/2030	13,226
	Pharmaceuticals — 0.4%
33,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	27,257

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$11,000	Biogen, Inc., 2.250%, 5/01/2030	$9,083
19,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	17,418
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,252
17,000	Viatris, Inc., 3.850%, 6/22/2040	12,007
		73,017
	Property & Casualty Insurance — 0.1%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,199
15,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	12,467
		17,666
	Railroads — 0.1%
32,000	CSX Corp., 2.600%, 11/01/2026	30,025
	Restaurants — 0.1%
25,000	Starbucks Corp., 2.250%, 3/12/2030	21,107
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,299
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,590
		12,889
	Retailers — 0.2%
11,000	Amazon.com, Inc., 3.875%, 8/22/2037	9,461
29,000	TJX Cos., Inc., 1.150%, 5/15/2028	24,814
15,000	Walmart, Inc., 4.100%, 4/15/2033	14,021
		48,296
	Technology — 0.7%
33,000	Apple, Inc., 2.500%, 2/09/2025	32,290
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,104
14,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	12,785
13,000	Intel Corp., 2.450%, 11/15/2029	11,228
25,000	International Business Machines Corp., 4.000%, 6/20/2042	19,915
22,000	NVIDIA Corp., 2.850%, 4/01/2030	19,511
22,000	Oracle Corp., 2.950%, 5/15/2025	21,395
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	18,354
16,000	Texas Instruments, Inc., 4.900%, 3/14/2033	15,651
		154,233
	Treasuries — 1.7%
39,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	18,423
30,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	20,906
25,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	16,903
66,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	47,739
71,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	53,195
37,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	27,113
46,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	33,544
31,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	28,951
105,000	U.S. Treasury Notes, 0.375%, 11/30/2025	97,469
		344,243
	Utility Other — 0.1%
32,000	Essential Utilities, Inc., 4.276%, 5/01/2049	24,644
	Wireless — 0.1%
22,000	Vodafone Group PLC, 6.150%, 2/27/2037	22,460
	Wirelines — 0.0%
10,000	AT&T, Inc., 3.650%, 6/01/2051	6,886
	Total Bonds and Notes (Identified Cost $2,873,395)	2,621,364

Shares	Description	Value (†)
Exchange-Traded Funds — 6.5%
17,415	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,298,756)	$1,347,050

Mutual Funds — 9.9%
54,881	WCM Focused Emerging Markets Fund, Institutional Class	746,934
55,384	WCM Focused International Growth Fund, Institutional Class	1,325,894
	Total Mutual Funds (Identified Cost $2,217,198)	2,072,828

Affiliated Mutual Funds — 21.4%
100,921	Loomis Sayles Inflation Protected Securities Fund, Class N	951,679
92,843	Loomis Sayles Limited Term Government and Agency Fund, Class N	988,776
141,576	Mirova Global Green Bond Fund, Class N	1,186,409
111,152	Mirova International Sustainable Equity Fund, Class N	1,348,276
	Total Affiliated Mutual Funds (Identified Cost $4,866,842)	4,475,140

Principal Amount
Short-Term Investments — 3.6%
$748,083	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $748,156 on 5/01/2024 collateralized by $94,300 U.S. Treasury Note, 0.500% due 4/30/2027 valued at $83,076; $681,800 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $680,858 including accrued interest(d) (Identified Cost $748,083)	748,083
	Total Investments — 100.2% (Identified Cost $20,594,762)	20,928,226
	Other assets less liabilities — (0.2)%	(37,756)
	Net Assets — 100.0%	$20,890,470

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $40,772 or
0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$886,254	$99,057	$11,324	$(171)	$(22,137)	$951,679	100,921	$2,584
Loomis Sayles Limited Term Government and Agency Fund, Class N	913,020	105,532	15,367	60	(14,469)	988,776	92,843	13,431

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$1,105,514	$110,958	$14,915	$630	$(15,778)	$1,186,409	141,576	$ —
Mirova International Sustainable Equity Fund, Class N	1,252,334	77,685	11,038	2,862	26,433	1,348,276	111,152	417
	$4,157,122	$393,232	$52,644	$3,381	$(25,951)	$4,475,140	446,492	$16,432

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,663,761	$ —	$ —	$9,663,761
Bonds and Notes(a)	—	2,621,364	—	2,621,364
Exchange-Traded Funds	1,347,050	—	—	1,347,050
Mutual Funds	2,072,828	—	—	2,072,828
Affiliated Mutual Funds	4,475,140	—	—	4,475,140
Short-Term Investments	—	748,083	—	748,083
Total Investments	$17,558,779	$3,369,447	$—	$20,928,226

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	69.1%
Fixed Income	27.5
Short-Term Investments	3.6
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%